UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[ x] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
3350 Riverwood Pkwy

Suite 1770
Atlanta, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Atlanta, Georgia

and Date of Signing:
05/11/2010

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
98
Form 13F Information Table Value Total:
$111,182



List of Other Included Managers:

No.  13F File Number
Name

FORM 13F INFORMATION TABLE
                                                     VALUE     SHARES/ SH/  PUT/ INVSTMTOTHER         VOTING AUTH.
NAME OF ISSUER                TITLE OF CLASSCUSIP    (x$1000)  PRN AMT PRN  CALL DSCRETNMANAGERSSOLE     SHARED   NONE

Intuit Inc                    COM           461202103  2,258.67  65812SH         OTHER           65812
Darden Restaurants Inc        COM           237194105  2,221.64  49880SH         OTHER           49880
MSCI Inc Class A              COM           55354g100  2,181.92  60441SH         OTHER           60441
QualComm                      COM           747525103  2,175.85  51855SH         OTHER           51855
Hancock Bank Opportunity Fund COM           409735107  2,112.84 125689SH         OTHER          125689
Amern Tower Corp Class A      COM           029912201  2,096.75  49208SH         OTHER           49208
Ameritrade Holding Corp       COM           87236Y108  2,059.76 108067SH         OTHER          108067
Arch Capital Group            COM           011576290  2,056.16  26966SH         OTHER           26966
Gentiva Health Services       COM           37247a102  2,040.74  72162SH         OTHER           72162
Joseph A Bank Clothiers       COM           480838101  2,009.32  36720SH         OTHER           36720
Becton Dickinson & Co         COM           075887109  1,981.38  25167SH         OTHER           25167
Cognizant Tech                COM           192446102  1,974.40  38729SH         OTHER           38729
Immucor Inc.                  COM           452526106  1,907.29  85185SH         OTHER           85185
Robert Half Intl.             COM           770323103  1,872.38  61531SH         OTHER           61531
National Oilwell Varco Inc    COM           637071101  1,830.01  45096SH         OTHER           45096
Omnicom Group Inc.            COM           681919106  1,822.87  46969SH         OTHER           46969
McKesson Corp                 COM           58155Q103  1,819.26  27682SH         OTHER           27682
Discovery Holding             COM           25468Y107  1,779.14  52653SH         OTHER           52653
Iron Mountain Inc             COM           462846106  1,773.49  64726SH         OTHER           64726
Laboratory Corp.              COM           50540R409  1,706.73  22543SH         OTHER           22543
Dolby Laboratories Inc        COM           25659t107  1,646.16  28058SH         OTHER           28058
Inland Real Estate Corp       COM           457461200  1,620.56 177110SH         OTHER          177110
Core Laboratories             COM           N22717107  1,614.17  12341SH         OTHER           12341
Tyler Technologies Inc        COM           902252105  1,611.68  86002SH         OTHER           86002
Hansen Natural Corp.          COM           411310105  1,602.11  36932SH         OTHER           36932
Neustar                       COM           64126x201  1,597.50  63393SH         OTHER           63393
Dun & Bradstreet              COM           26483E100  1,591.19  21381SH         OTHER           21381
FMC Corp                      COM           302491303  1,560.42  25775SH         OTHER           25775
Directv Class A               COM           02490A101  1,537.61  45478SH         OTHER           45478
Global Payments Inc           COM           37940X102  1,533.03  33656SH         OTHER           33656
Stericycle Inc                COM           858912108  1,510.63  27718SH         OTHER           27718
Anadarko Petroleum            COM           032511107  1,506.37  20683SH         OTHER           20683
AFLAC                         COM           001055102  1,493.04  27501SH         OTHER           27501
Fiserv Inc.                   COM           337738108  1,459.25  28748SH         OTHER           28748
CoPart Inc.                   COM           217204106  1,455.83  40894SH         OTHER           40894
Shanda Interactive            COM           81941q203  1,379.32  31643SH         OTHER           31643
Raytheon Company New          COM           755111507  1,378.02  24125SH         OTHER           24125
Millicom Intl                 COM           l6388f110  1,376.57  15441SH         OTHER           15441
Netflix Inc                   COM           64110L106  1,369.79  18576SH         OTHER           18576
Aecom Technology Corp         COM           00766T100  1,356.26  47806SH         OTHER           47806
Northern Trust Corp.          COM           665859104  1,327.40  24021SH         OTHER           24021
Potash Corp Sask Inc          COM           73755L107  1,321.32  11071SH         OTHER           11071
Catalyst Health Solutions     COM           14888b103  1,315.88  31800SH         OTHER           31800
Illumina Inc                  COM           452327109  1,289.61  33152SH         OTHER           33152
Rogers Commun Inc Cl B        COM           775109200  1,231.17  36073SH         OTHER           36073
Endurance Specialty Hldg      COM           g30397106  1,137.91  30630SH         OTHER           30630
Sohu.com Inc                  COM           83408W103  1,130.93  20713SH         OTHER           20713
Henry Schein Inc.             COM           806407102  1,112.97  18896SH         OTHER           18896
Hudson City Bancorp Inc       COM           443683107  1,106.59  78094SH         OTHER           78094
Grand Canyon Education Inc    COM           3852M106   1,103.55  42217SH         OTHER           42217
AGL Resources Inc.            COM           001204106  1,092.33  28262SH         OTHER           28262
Hospitality Properties Trust  COM           44106M102  1,063.63  44410SH         OTHER           44410
Expeditors Intl               COM           302130109  1,049.90  28437SH         OTHER           28437
NSTAR                         COM           67019E107  1,013.54  28615SH         OTHER           28615
S E I Investments Co          COM           784117103  1,008.85  45919SH         OTHER           45919
ManTech International Corp.   COM           564563104  1,007.95  20642SH         OTHER           20642
IHS Inc.                      COM           451734107  1,003.58  18769SH         OTHER           18769
Alexandria Real Est Eqty      COM           015271109    989.36  14636SH         OTHER           14636
Franklin Resources            COM           354613101    988.70   8915SH         OTHER            8915
Oracle                        COM           68389X105    933.55  36311SH         OTHER           36311
Enersys                       COM           29275y102    870.15  35286SH         OTHER           35286
Towers Watson & Co            COM           891894107    866.96  18252SH         OTHER           18252
Sunoco Logistics Ptnr LP      COM           86764l108    851.70  12434SH         OTHER           12434
Bunge Limited                 COM           G16962105    822.26  13342SH         OTHER           13342
Praxair                       COM           74005P104    807.87   9733SH         OTHER            9733
Aptargroup Inc                COM           038336103    797.67  20271SH         OTHER           20271
Iconix Brand Group Inc        COM           451055107    780.46  50811SH         OTHER           50811
Perrigo                       COM           714290103    780.22  13287SH         OTHER           13287
Exelon Corp                   COM           30161N101    777.61  17750SH         OTHER           17750
Public Storage Inc.           COM           74460D109    751.69   8171SH         OTHER            8171
Davita Inc                    COM           23918K108    716.17  11296SH         OTHER           11296
First Cash Financial Services COM           31942d107    712.48  32970SH         OTHER           32970
Open Text Corp                COM           683715106    667.52  14062SH         OTHER           14062
Southern Co                   COM           842587107    658.32  19853SH         OTHER           19853
Coca Cola Company             COM           191216100    627.38  11407SH         OTHER           11407
Dr Pepper Snapple Group Inc   COM           26138E109    539.79  15348SH         OTHER           15348
Cameron Intl CP               COM           13342B105    517.02  12063SH         OTHER           12063
Deckers Outdoor Corp          COM           243537107    461.20   3342SH         OTHER            3342
Micros Systems                COM           594901100    435.23  13233SH         OTHER           13233
Entertainment Properties      COM           29380T105    418.26  10169SH         OTHER           10169
G.E. Pines Preferred          COM           369622485    401.58  16031SH         OTHER           16031
Church & Dwight Inc           COM           171340102    397.83   5942SH         OTHER            5942
Stanley Inc                   COM           854532108    396.34  14010SH         OTHER           14010
Range Resources               COM           75281a109    385.60   8227SH         OTHER            8227
Mcafee Inc                    COM           579064106    371.12   9248SH         OTHER            9248
Cash America Intl.            COM           14754D100    324.00   8207SH         OTHER            8207
American Water Works Co Inc   COM           030420103    323.22  14854SH         OTHER           14854
Urban Outfitters Inc          COM           917047102    311.34   8178SH         OTHER            8178
Nu Skin Enterprises Cl A      COM           67018T105    271.65   9335SH         OTHER            9335
CenturyTel Inc.               COM           156700106    268.00   7558SH         OTHER            7558
Hospira Inc.                  COM           441060100    263.76   4656SH         OTHER            4656
Enterprise Products Partners  COM           293792107    239.85   6936SH         OTHER            6936
Steris Corp.                  COM           859152100    224.92   6682SH         OTHER            6682
Gamestop Corp.                COM           36467W109    223.46  10199SH         OTHER           10199
Paychex Inc                   COM           704326107    216.51   7048SH         OTHER            7048
Unisource Energy              COM           909205106    209.04   6649SH         OTHER            6649
PPL Corp                      COM           69351T106    201.83   7284SH         OTHER            7284
Artesian Res Corp Cl A        COM           043113208    183.31  10380SH         OTHER           10380
                                                     111,182.16